Financial Instruments and Risk Management (Earnings Impact of Realized and Unrealized Gains (Losses) On Risk Management Positions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	$ 2,161	$ 948	$ 1,203
Unrealized Gain (Loss)	(1,465)	879	945
Revenues, Net of Royalties [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	2,149	955	1,207
Unrealized Gain (Loss)	(1,441)	854	947
Transportation and Processing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	12	(7)	(4)
Unrealized Gain (Loss)	$ (24)	$ 25	$ (2)